Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Disclosure Of Detailed Information About Breakdown Of Right Of Use Assets Explanatory
The breakdown of
right-of-use
assets is as follows:

	Building lease	Office and laboratory equipment	Total
	$ in thousands
Net book value as of January 1, 2019 as restated	36,061	1,508	37,569

Additions	11,357	1,516	12,873
Depreciation expense	(4,058)	(520)	(4,578)
Translation adjustments	(248)	(4)	(252)

Net book value as of December 31, 2019	43,112	2,500	45,612

Gross value at end of period	47,175	3,153	50,328
Accumulated depreciation at end of period	(4,063)	(653)	(4,716)